Lease liability	12 Months Ended
Dec. 31, 2020
Leases1 [Abstract]
Lease liability	Lease liability:
The Corporation leases certain assets under lease agreements. The lease liability consists primarily of leases of land and buildings, office equipment and vehicles. The leases have interest rates ranging from 2.95% to 9.45% per annum and expire between March 2021 and December 2027.

	December 31, 2020	December 31, 2019
Property	$2,613	$2,382
Equipment	29	24
Vehicle	49	39
Lease Liability, Current	$2,691	$2,445

Property	$15,017	$17,200
Equipment	98	45
Vehicle	67	61
Lease Liability, Non-current	$15,182	$17,306

Lease Liability	$17,873	$19,751

The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2020
Less than one year	$3,825
Between one and five years	13,853
More than five years	4,113
Total undiscounted lease liabilities	$21,791

IFRS 16 Leases had the following impact for the years ended December 31, 2020 and 2019.

Amounts recognized in profit or loss	December 31, 2020	December 31, 2019
Interest on lease liabilities	$1,244	$1,383
Income from sub-leasing right-of-use assets	1,557	1,556
Expenses relating to short-term leases	120	179

Amounts recognized in the statement of cash flows
Interest paid	$1,244	$1,383
Principal payments of lease liabilities	2,517	2,053
Expenses relating to short-term leases	120	179
Total cash outflow for leases	$3,881	$3,615
18.     Lease liability (cont'd):
Deferred gains were also recorded on closing of the finance lease agreement and are amortized over the lease term. At December 31, 2020, the outstanding deferred gain was $1,734,000 (2019 – $2,150,000).